Risk management - Schedule of Detailed Information About Hedging Instruments Explanatory (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Currency swap contract | Intervial Chile
Risk management
Hedging instrument assets	$ 35,520	$ 44,134
Non-delivery forward | Oleoducto Central S.A.
Risk management
Hedging instrument liabilities		$ 223,091